Long-Term Investments, Net (Details) - Schedule of changes in fair value of non-marketable equity securities - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Schedule of Changes in Fair Value of Non Marketable Equity Securities [Abstract]
Balance at beginning of year	$ 25,496,534	$ 39,416,469
Additions	16,228,690	3,427,791
Change from Level 3 to Level 1		(20,194,196)
Upward adjustments	2,137,021	3,531,464
Downward adjustments	(6,898,549)
Foreign exchange adjustment	(2,373,929)	(684,994)
Balance at end of year	$ 34,589,767	$ 25,496,534